CONVERTIBLE DEBENTURES - Schedule of derivative liabilities at fair value (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Change in fair value	$ 0	$ 704,662	$ 970,866	$ 1,642,697
Level 3 [Member]
Derivative [Line Items]
Beginning balance	$ 0	$ 4,535,469	4,535,469	2,416,863
Fair value of embedded derivative liability recognized				475,909
Change in fair value			970,866	1,642,697
Conversion			(5,506,335)
Ending balance			$ 0	$ 4,535,469